Crypto assets (Tables) - Exascale Labs Inc [Member]	18 Months Ended
Jun. 30, 2026
Schedule of digital assets

	USDT	USDC
Balance as of June 30, 2025	$-	$-
Additions(i)	991,601	6,275,251
Disposals - sold for US dollars	(596,852)	(809,669)
Disposals(ii)	(394,749)	(3,304,836)
Balance as of June 30, 2026	$-	$2,160,746

(i)	The Company acquired a total of 991,601 USDT at a cost of $991,601 from revenues and other current assets. The Company acquired a total of 6,275,251 USDC at a cost of $ 6,275,251 from revenues, USDC rewards, other current assets and investment proceeds from SAFEs.
(ii)	The Company uses digital assets and USDC to settle professional services fees and other expenditures, and any digital assets held may be converted into USDC, as needed.

Schedule of operating activities

For the Year Ended June 30, 2026
Revenue	$(2,798,918)
Other receivables	(1,452,102)
Cost and expenses	3,699,585
USDC rewards	(15,832)
Total operating activities settled in digital assets and USDC	$(567,267)